Financial Assets Held-for-Trading	12 Months Ended
Dec. 31, 2017
Financial Assets Held-for-Trading
Financial Assets Held-for-Trading

7.    Financial Assets Held-for-Trading:

The details of financial instruments classified as held-for-trading are as follows:

	2016	2017
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Central Bank bonds	30,546	400,368
Central Bank promissory notes	393,019	662,190
Other instruments issued by the Chilean Government and Central Bank	58,781	254,606

Other instruments issued in Chile
Mortgage bonds from domestic banks	—	—
Bonds from domestic banks	21	2,070
Deposits in domestic banks	896,534	218,307
Bonds issued by Chilean companies	—	—
Other instruments issued in Chile	672	715

Instruments issued by foreign institutions
Other instruments issued abroad	385	322

Total	1,379,958	1,538,578

In “Instruments issued by the Chilean Government and Central Bank of Chile” are classified instruments sold under agreements to repurchase to customers and financial instruments, by an amount of Ch$5,096 million as of December 31, 2017 (Ch$21,789 million as of December 31, 2016). Repurchase agreements had a 7 days average expiration period in 2017 (4 days average expiration period in 2016). Moreover, under this same item, other financial instruments are maintained as collateral guaranteeing the derivative transactions executed through Comder Contraparte Central S.A. for an amount of Ch$34,585 million as of December 31, 2017 (Ch$9,945 million as of December 31, 2016).

“Other instruments issued in Chile” include instruments sold under repurchase agreements with customers and financial instruments amounting to Ch$158,731 million as of December 31, 2017 (Ch$159,803 million as of December 31, 2016). Agreements to repurchase have an average expiration of 7 days as of period-end (10 days in December 2016).

Additionally, the Bank holds financial investments in mortgage finance bonds issued by itself in the amount of Ch$15,032 million as of December 31, 2017 (Ch$19,649 million as of December 31, 2016), which are presented as a reduction of the liability line item “Debt issued”.